Inventories	6 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Inventories
6.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2019	December 31, 2018
Lubricants	499	556
Bunkers	3,927	4,733
Total	4,426	5,289